File No. 333-42589     CIK #1025231

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 2
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

         Van Kampen American Capital Equity Opportunity Trust, Series 85
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on April 24, 2000 pursuant to paragraph (b) of Rule 485.


Select Growth Trust, January 1998 Series
Van Kampen American Capital Equity Opportunity Trust, Series 85

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                               PROSPECTUS PART ONE

  NOTE: Part I of this Prospectus may not be distributed unless accompanied by
   Part II. Please retain both parts of this Prospectus for future reference.

--------------------------------------------------------------------------------

         Van Kampen American Capital Equity Opportunity Trust, Series 85 is comprised of one unit investment trust, Select Growth Trust, January 1998 Series (the "Trust"). The Trust offers investors the opportunity to purchase units representing proportionate interests in a fixed portfolio of equity securities issued primarily by some of the most widely held and well capitalized companies in the United States. Unless terminated earlier, the Trust will terminate on January 15, 2003 and any Securities liquidated at termination will be sold at the then current market value for such securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his units.


  The Securities and Exchange Commission has not approved or disapproved of the
     Units or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  The Date of this Prospectus is April 24, 2000


                                 Edward D. Jones
                    SELECT GROWTH TRUST, JANUARY 1998 SERIES
         Van Kampen American Capital Equity Opportunity Trust, Series 85
                   Summary of Essential Financial Information
                               As of March 2, 2000
                         Sponsor: Van Kampen Funds Inc.
                           Supervisor: Edward D. Jones
                Evaluator: American Portfolio Evaluation Services
                   (A division of an affiliate of the Sponsor)
                          Trustee: The Bank of New York

                                                                                                            Select
                                                                                                            Growth
                                                                                                             Trust
                                                                                                       ----------------

General Information
Number of Units                                                                                           5,224,398.894
Fractional Undivided Interest in Trust per Unit                                                         1/5,224,398.894
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                                                  $      78,996,088
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $         15.1206
      Sales charge 3.5% (3.627% of Aggregate Value of Securities excluding
         principal cash) per Unit (3)                                                                 $           .5469
      Public Offering Price per Unit (2)(3)                                                           $         15.6675
Redemption Price per Unit                                                                             $         15.1206
Secondary Market Repurchase Price per Unit                                                            $         15.1206
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .5469

Supervisor's Annual Supervisory Fee      Maximum of $.0025 per Unit
Evaluator's Annual Fee                   Maximum of $.0025 per Unit
Evaluation Time                          Close of the New York Stock Exchange
Initial Date of Deposit                  January 15, 1998
Mandatory Termination Date               January 15, 2003

Minimum Termination Value................The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Annual Dividends per Unit                       $.16681
Trustee's Annual fee                                      $.008 per Unit
Estimated Annual Organizational Expenses per Unit (4)     $.00297

Income Distribution Record Date             TENTH day of March, June,
                                               September and December.
Income Distribution Date                    TWENTY-FIFTH day of March,
                                               June, September and December.
Capital Account Record Date                 TENTH day of December.
Capital Account Distribution Date           TWENTY-FIFTH day of December.


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(1) Equity Securities listed on a national securities exchange are valued at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof.

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) Effective on each January 15, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%. See "Public Offering-Offering Price" in Part Two.

(4) The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five-year period. See "Expenses of the Trust" in Part Two and "Statement of Condition." Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts.


                                    PORTFOLIO
   Select Growth Trust, January 1998 Series consists of actively traded equity securities issued by some of the most widely held well-capitalized companies in the United States.

                              PER UNIT INFORMATION

                                                                                             1998 (1)         1999
                                                                                          ------------   ------------
Net asset value per Unit at beginning of period.........................................  $       9.90   $      12.72
                                                                                          ============   ============
Net asset value per Unit at end of period...............................................  $      12.72   $      15.54
                                                                                          ============   ============
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period)......................  $       0.13   $       0.15
                                                                                          ============   ============
Distributions to Unitholders from Equity Security redemption proceeds (average Units
   outstanding for entire period).......................................................  $       0.36   $       0.03
                                                                                          ============   ============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period).......................................................................  $       2.92   $       2.63
                                                                                          ============   ============
Units outstanding at end of period......................................................     5,526,080      5,306,039

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(1) For the period from January 15, 1998 (date of deposit) through December 31, 1998.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Select Growth Trust, January 1998 Series (Van Kampen American Capital Equity Opportunity Trust, Series 85):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Select Growth Trust, January 1998 Series (Van Kampen American Capital Equity Opportunity Trust, Series 85) as of December 31, 1999 and the related statements of operations and changes in net assets for the period from January 15, 1998 (date of deposit) through December 31, 1998 and the year ended December 31, 1999. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Select Growth Trust, January 1998 Series (Van Kampen American Capital Equity Opportunity Trust, Series 85) as of December 31, 1999 and the results of operations and changes in net assets for the period from January 15, 1998 (date of deposit) through December 31, 1998 and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                              GRANT THORNTON LLP

Chicago, Illinois
March 10, 2000


                    SELECT GROWTH TRUST, JANUARY 1998 SERIES
                             Statements of Condition
                                December 31, 1999

                                                                                                             Select
                                                                                                             Growth
                                                                                                              Trust
                                                                                                        ----------------
   Trust property
      Securities at market value, (cost $52,295,721) (note 1)                                          $      82,393,675
      Organizational Costs                                                                                        39,678
      Accumulated dividends                                                                                       76,721
                                                                                                        ----------------
                                                                                                       $      82,510,074
                                                                                                        ================
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                   $           8,815
      Redemptions payable                                                                                         55,963
      Interest to Unitholders                                                                                 82,445,296
                                                                                                        ----------------
                                                                                                       $      82,510,074
                                                                                                        ================

                             Analyses of Net Assets

   Interest of Unitholders (5,306,039 Units of fractional undivided interest outstanding)
      Cost to original investors of 5,608,685 Units (note 1)                                           $      60,101,657
        Less initial underwriting commission (note 3)                                                          2,706,560
                                                                                                        ----------------
                                                                                                              57,395,097
        Less redemption of 302,646 Units                                                                       4,062,297
                                                                                                        ----------------
                                                                                                              53,332,800
      Undistributed net investment income
        Net investment income                                                                                  1,626,087
        Less distributions to Unitholders                                                                      1,486,070
                                                                                                        ----------------
                                                                                                                 140,017
   Realized gain (loss) on Security sale                                                                         987,193
   Unrealized appreciation (depreciation) of Securities (note 2)                                              30,097,954
   Distributions to Unitholders of Security sale proceeds                                                     (2,112,668)
                                                                                                        ----------------
          Net asset value to Unitholders                                                               $      82,445,296
                                                                                                        ================
   Net asset value per Unit (5,306,039 Units outstanding)                                              $           15.54
                                                                                                        ================


        The accompanying notes are an integral part of these statements.


                    SELECT GROWTH TRUST, JANUARY 1998 SERIES
                            Statements of Operations
    Period from January 15, 1998 (date of deposit) through December 31, 1998 and the year ended December 31, 1999

                                                                                               1998          1999
                                                                                           ------------- -------------
   Investment income
      Dividend income..................................................................    $   971,664   $    818,991
      Expenses
         Trustee fees and expenses.....................................................         41,585         46,906
         Evaluator fees................................................................         11,347         13,813
         Supervisory fees..............................................................             --         13,102
         Organizational fees...........................................................         13,226         24,589
                                                                                           ------------- -------------
            Total expenses.............................................................         66,158         98,410
                                                                                           ------------- -------------
         Net investment income.........................................................        905,506        720,581
   Realized gain (loss) from Security sale
      Proceeds.........................................................................      2,486,232      3,912,124
      Cost.............................................................................      2,966,300      2,444,862
                                                                                           ------------- -------------
         Realized gain (loss)..........................................................       (480,068)     1,467,262
   Net change in unrealized appreciation (depreciation) of Securities..................     16,133,496     13,964,457
                                                                                           ------------- -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............    $16,558,934   $ 16,152,300
                                                                                           ============= =============

                       Statements of Changes in Net Assets
    Period from January 15, 1998 (date of deposit) through December 31, 1998 and the year ended December 31, 1999

                                                                                               1998          1999
                                                                                           ------------- -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................    $   905,506   $    720,581
      Realized gain (loss) on Securities sales.........................................       (480,068)     1,467,262
      Net change in unrealized appreciation (depreciation) of Securities...............     16,133,496     13,964,457
                                                                                           ------------- -------------
         Net increase (decrease) in net assets resulting from operations...............     16,558,934     16,152,300
   Distributions to Unitholders from:
      Net investment income............................................................       (677,858)      (808,212)
      Security sale or redemption proceeds.............................................             --       (182,978)
      Redemption of Units..............................................................       (364,320)    (3,697,977)
      Deferred Sales Charge............................................................     (1,929,690)            --
                                                                                           ------------- -------------
         Total increase (decrease).....................................................     13,587,066     11,463,133
   Net asset value to Unitholders
      Beginning of period..............................................................        144,582     70,316,497
      Additional Securities purchased from the proceeds of Unit Sales..................     56,584,849        665,666
                                                                                           ------------- -------------
      End of period (including undistributed net investment income of $227,648
         and $140,017, respectively)...................................................    $70,316,497   $ 82,445,296
                                                                                           ============= =============


        The accompanying notes are an integral part of these statements.

SELECT GROWTH TRUST, JANUARY 1998 SERIES                                             PORTFOLIO as of December 31, 1999
-------------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    ------------------------------------------------------------------------------------ ---------------
                  Basic Materials
         17,437     DuPont (E.I.) de Nemours                                            $     65.8750   $  1,148,662
-------------------------------------------------------------------------------------------------------------------------
         24,598     Monsanto Company                                                          35.6250        876,304
-------------------------------------------------------------------------------------------------------------------------
         25,281     Sigma-Aldrich Corporation                                                 30.0000        758,430
-------------------------------------------------------------------------------------------------------------------------
                  Capital Goods/Industrials
         13,007     General Electric Company                                                 154.7500      2,012,833
-------------------------------------------------------------------------------------------------------------------------
         17,784   Illinois Tool Works, Incorporated                                           67.5625      1,201,532
-------------------------------------------------------------------------------------------------------------------------
         21,873     Johnson Controls, Incorporated                                            56.8750      1,244,027
-------------------------------------------------------------------------------------------------------------------------
                  Communication Services
         22,559     AT&T Corporation                                                          50.7500      1,144,869
-------------------------------------------------------------------------------------------------------------------------
         26,648     SBC Communications, Incorporated                                          48.7500      1,299,090
-------------------------------------------------------------------------------------------------------------------------
         57,218     Vodafone Group Plc                                                        49.5000      2,832,291
-------------------------------------------------------------------------------------------------------------------------
                  Consumer Cyclicals
         54,083     Dollar General Corporation                                                22.7500      1,230,388
-------------------------------------------------------------------------------------------------------------------------
         49,179     Home Depot, Incorporated                                                  68.5625      3,371,835
-------------------------------------------------------------------------------------------------------------------------
         40,323     Interpublic Group of Companies, Incorporated                              57.6875      2,326,133
-------------------------------------------------------------------------------------------------------------------------
         45,071     Leggett & Platt, Incorporated                                             21.4375        966,210
-------------------------------------------------------------------------------------------------------------------------
         21,527     Sears, Roebuck and Company                                                30.4375        655,228
-------------------------------------------------------------------------------------------------------------------------
         35,850     Sherwin-Williams Company                                                  21.0000        752,850
-------------------------------------------------------------------------------------------------------------------------
                  Consumer Staples
         32,792     Automatic Data Processing, Incorporated                                   53.8750      1,766,669
-------------------------------------------------------------------------------------------------------------------------
         18,118     Campbell Soup Company                                                     38.6875        700,940
-------------------------------------------------------------------------------------------------------------------------
         25,296     Clorox Company                                                            50.3750      1,274,286
-------------------------------------------------------------------------------------------------------------------------
         28,722     Colgate-Palmolive Company                                                 65.0000      1,866,930
-------------------------------------------------------------------------------------------------------------------------
         19,146     Gillette Company                                                          41.1875        788,576
-------------------------------------------------------------------------------------------------------------------------
         41,680     McDonald's Corporation                                                    40.3125      1,680,225
-------------------------------------------------------------------------------------------------------------------------
         26,988     PepsiCo, Incorporated                                                     35.2500        951,327
-------------------------------------------------------------------------------------------------------------------------
         34,159     Sara Lee Corporation                                                      22.0625        753,633
-------------------------------------------------------------------------------------------------------------------------
         62,139     Walgreen Company                                                          29.2500      1,817,566
-------------------------------------------------------------------------------------------------------------------------
         30,739     Walt Disney Company                                                       29.2500        899,116
-------------------------------------------------------------------------------------------------------------------------
                  Energy
         32,560     BP Amoco Plc                                                              59.3125      1,931,215
-------------------------------------------------------------------------------------------------------------------------
         16,410     Exxon Mobil Corporation                                                   80.5625      1,322,031
-------------------------------------------------------------------------------------------------------------------------
         18,801     Royal Dutch Petroleum Company                                             60.4375      1,136,285
-------------------------------------------------------------------------------------------------------------------------
                  Financial Services
         21,877     Allstate Corporation                                                      24.0000        525,048
-------------------------------------------------------------------------------------------------------------------------
         11,637     American Express Company                                                 166.2500      1,934,651
-------------------------------------------------------------------------------------------------------------------------
         20,351     Bank One Corporation                                                      32.0625        652,504
-------------------------------------------------------------------------------------------------------------------------
         32,633     Bank of America Corporation                                               50.1875      1,637,769
-------------------------------------------------------------------------------------------------------------------------
         30,757     Citigroup, Incorporated                                                   55.5625      1,708,936
-------------------------------------------------------------------------------------------------------------------------
         16,410     Federal National Mortgage Association                                     62.4375      1,024,599
-------------------------------------------------------------------------------------------------------------------------
         19,826     First Union Corporation                                                   32.8125        650,541
-------------------------------------------------------------------------------------------------------------------------
         23,575     Hartford Life, Incorporated                                               44.0000      1,037,300
-------------------------------------------------------------------------------------------------------------------------
                  Health Care
         28,030     Abbott Laboratories                                                       36.3125      1,017,839
-------------------------------------------------------------------------------------------------------------------------
         23,926     American Home Products Corporation                                        39.4375        943,582
-------------------------------------------------------------------------------------------------------------------------
         14,705     Johnson & Johnson                                                         93.1250      1,369,403
-------------------------------------------------------------------------------------------------------------------------
         42,362     Medtronic, Incorporated                                                   36.4375      1,543,565
-------------------------------------------------------------------------------------------------------------------------
         18,472     Merck & Co., Incorporated                                                 67.0625      1,238,779
-------------------------------------------------------------------------------------------------------------------------
         29,382     Schering-Plough Corporation                                               42.1875      1,239,553
-------------------------------------------------------------------------------------------------------------------------

SELECT GROWTH TRUST, JANUARY 1998 SERIES                                 PORTFOLIO as of December 31, 1999 (continued)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    ------------------------------------------------------------------------------------ ---------------
                  Technology
         52,264     Cisco Systems, Incorporated                                         $    107.0625   $  5,595,515
-------------------------------------------------------------------------------------------------------------------------
         33,476     Compaq Computer Corporation                                               27.0625        905,944
-------------------------------------------------------------------------------------------------------------------------
         15,732     Hewlett-Packard Company                                                  113.9375      1,792,465
-------------------------------------------------------------------------------------------------------------------------
         26,297     Honeywell International                                                   57.6875      1,517,008
-------------------------------------------------------------------------------------------------------------------------
         25,995     Intel Corporation                                                         82.2500      2,138,089
-------------------------------------------------------------------------------------------------------------------------
         49,167     Lucent Technologies Incorporated                                          74.8125      3,678,306
-------------------------------------------------------------------------------------------------------------------------
         17,437     Motorola, Incorporated                                                   147.2500      2,567,598
-------------------------------------------------------------------------------------------------------------------------
         75,264     Oracle Corporation                                                       112.0000      8,429,568
-------------------------------------------------------------------------------------------------------------------------
         20,165     Raytheon Company                                                          26.5625        535,633
---------------                                                                                         ---------------
      1,509,728                                                                                         $  82,393,675
===============                                                                                         ===============


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The accompanying notes are an integral part of these statements.


                    SELECT GROWTH TRUST, JANUARY 1998 SERIES
                          Notes to Financial Statements
                                December 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if no such price exists, or if the Equity Securities are not listed at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   Organizational Costs - The trust will bear all or a portion of its organizational costs, which will be deferred and amortized over five years.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1999 is as follows:

   Unrealized Appreciation         $34,228,044
   Unrealized Depreciation          (4,130,090)
                                   -----------
                                   $30,097,954
                                   ===========

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of Securities in the portfolio of each Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities and the maximum deferred sales charge of ($.35 per Unit). These investors paid a deferred sales charge of $.35 per Unit. Effective on each January 15, commencing January 15, 1999, the secondary sales charge does not include deferred payments but will instead include only a one-time initial sales charge of 4.5% of the public offering price and will decrease by .5 of 1% to a minimum sales charge of 3.0%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period from January 15, 1998 (date of deposit) through December 31, 1998 and the year ended December 31, 1999, 34,144 Units and 268,502 Units, respectively, were presented for redemption.





                        Van Kampen Focus Portfolios (SM)

                       A Division of Van Kampen Funds Inc.


                               Select Growth Trust


                               Prospectus Part Two

                  Units are not deposits or obligations of any
               bank or government agency and are not guaranteed.

   This prospectus contains two parts. No one may use this Prospectus Part Two unless accompanied by Prospectus Part One.

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  The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus. Any contrary representation is a criminal offense.

THE TRUST
--------------------------------------------------------------------------------

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement") among Van Kampen Funds Inc., as Sponsor, Edward Jones & Co., as Supervisor, The Bank of New York, as Trustee, and American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, or their predecessors.

   The Trust offers the opportunity to purchase Units representing proportionate interests in a portfolio of actively traded equity securities. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of common stocks with greater diversification than they might be able to acquire individually.
   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into the Trust.
   Additional Units may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees.
   Each Unit initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.
   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The objective of the Trust is to provide capital appreciation by investing primarily in a portfolio of actively traded equity securities of some of the most widely held and well-capitalized companies in the United States. We cannot guarantee that the Trust will achieve its objective. In selecting the Securities, Edward Jones & Co. (the "Underwriter") considered companies recognized as leaders in their respective industries, diversification across a broad range of economic sectors seeking to manage the inherent risk associated with stocks, and companies in a position to benefit from worldwide growth. Investing in blue chip stocks may provide the potential for capital appreciation and dividend income. Equities have historically outperformed other investments, such as Treasury bills and government bonds over the long term.
   Many of the blue chip companies in the Trust are considered industry leaders in their respective markets. These companies are typically well-managed, financially strong and proven performers. As large corporations, they also share several characteristics: leading market share in their industry; diversified line of products and/or services; well-capitalized; research and development prowess providing new high-quality products; and large advertising budgets capable of producing consistent sales.
   Companies that demonstrate both worldwide business prospects and a dominant position in a particular industry may have a distinct competitive advantage. Such companies are targeted by the Trust. Although the world economy may be more interconnected than ever before, not all regions of the world have the same economic environment. Consequently, a company that provides products and services in several countries can often weather difficult periods in one geographic region while gaining business in another. The Trust offers a broad base of companies whose goods and services are used worldwide, which may help reduce overall investment risk.
   Of course, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   The Underwriter uses the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Underwriter may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.
   The Underwriter has acquired or may acquire the Securities for the Sponsor and may benefit from doing so. The Underwriter acts as agent or principal in connection with the purchase and sale of equity securities, including the Securities, and may act as a market maker in the Securities. The Underwriter also issues reports and makes recommendations on the Securities. The Underwriter's research department may receive compensation based on commissions generated by research and/or sales of Units.
   You should note that the Underwriter applied the selection criteria to the Securities for inclusion in the Trust as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the portfolio.

RISK FACTORS
--------------------------------------------------------------------------------

   Price Volatility. The Trust invests in common stocks. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of common stocks sometimes moves up or down rapidly and unpredictably. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time.
   Dividends. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.
   Consumer Products Companies. The Trust includes a concentration in issuers within the consumer goods industry. Any negative impact on this industry could have a greater impact on the value of Units. These companies face risks due to cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, products liability litigation, extensive competition, foreign tariffs, foreign exchange rates, transportation costs, the cost of raw materials, unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. Because the economic health of consumers greatly impacts these companies, recession or tightening of consumer credit or spending could adversely affect these issuers. All of these factors can have a negative impact on the value of your Units.
   Year 2000 Readiness Disclosure. These two paragraphs constitute "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act of 1998. If computer systems used by the Sponsor, Evaluator, Supervisor, Trustee or other service providers to the Trust do not properly process date-related information after December 31, 1999, the resulting difficulties could adversely impact the Trust. This is commonly known as the "Year 2000 Problem". The Sponsor, Evaluator, Supervisor and Trustee are taking steps to address this problem and to obtain reasonable assurances that other service providers to the Trust are taking comparable steps. We cannot guarantee that these steps will be sufficient to avoid any adverse impact on the Trust. This problem may impact corporations to varying degrees based on factors such as industry sector and degree of technological sophistication. We cannot predict what impact, if any, this problem will have on the issuers of the Securities.
   In addition, computer failures throughout the financial services industry beginning January 1, 2000 could have a detrimental affect on the markets for the Securities. Improperly functioning trading systems may result in settlement problems and liquidity issues. Moreover, corporate and governmental data processing errors may adversely affect issuers and overall economic uncertainties. Remediation costs will affect the earnings of individual issuers. These costs could be substantial. Issuers may report these costs inconsistently in U.S. and foreign financial markets. All of these issues could adversely affect the Securities and the Trust.

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. Beginning on the first anniversary of the Initial Date of Deposit, the secondary market sales charge is 3.50% of the Public Offering Price per Unit. On each subsequent anniversary of the Initial Date of Deposit, this sales charge will decrease by 0.5% to a minimum of 2.30% (3.00% for the January 1998 Series).
   Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.
   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.
   The minimum purchase is 175 Units but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent.
   Offering Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The initial price of the Securities was determined by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.
   The aggregate underlying value of the Securities is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Securities are not listed on a national or foreign securities exchange or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time.
   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities, taken as a whole, which are represented by the Units.
   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.
   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units of 65% of the applicable sales charge.
   Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.
   Broker-dealers of the Trust, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.
   Sponsor and Underwriter Compensation. The Sponsor will receive a gross sales commission equal to the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Underwriter. In maintaining a secondary market, the Underwriter will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.
   An affilliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities. An affiliate may act as a specialist or market marker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.
   Market for Units. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price. The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered of Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.
   Tax-Sheltered Retirement Plans. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. You may also reinvest distributions in certain Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".
   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.
   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.
   In addition, under the Guaranteed Reinvestment Option Unithholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing Guaranteed Reinvestment Option account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.
   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.
   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.
   Unitholders tendering 2,500 or more Units of the Trust for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.
   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".
   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time.
   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.
   Certificates. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.
   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request.

TRUST ADMINISTRATION
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   Portfolio Administration. The Trust is not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. The Trustee must reject any offer for securities or property in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.
   When the Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which is sponsors.
   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.
   Termination. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".
   Limitations on Liabilities. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181,
(630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. As of November 30, 1998, the total stockholders' equity of Van Kampen Funds Inc. was $135,236,000 (audited). The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.
   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".
   Performance Information. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified time periods on other similar trusts (which may show performance net of expenses and charges which the Trust would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Trust. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Trust portfolio is not managed and Unit price and return fluctuate with the value of common stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

TAXATION
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   General. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust.

   For purposes of the following discussion and opinions, it is assumed that each Security is equity for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Security when such income is considered to be received by the Trust.

   2. A Unitholder will be considered to have received all of the dividends paid on his or her pro rata portion of each Security when such dividends are considered to be received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are considered to be automatically reinvested (see "Rights of Unitholders--Reinvestment Option").
   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder from the Trust as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to the calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of the dividends, as defined by Section 316 of the Code, paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.
   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes.
   Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.
   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.
   Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for tax-payers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.
   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.
   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all Securities represented by a Unit. The Taxpayer Relief Act of 1997 (the "1997 Tax Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.
   Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an in kind distribution of the Securities in the Trust. A Unitholder may also under certain circumstances request an in kind distribution of the Securities in the Trust upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units". The Unitholder requesting an in kind distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such in kind distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unitholders--Redemption of Units". As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for federal income tax purposes. The receipt of an in kind distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.
   The potential tax consequences that may occur under an in kind distribution with respect to each Security owned by the Trust will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of a Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of a Security held by the Trust.
   Because the Trust will own many Securities, a Unitholder who requests an in kind distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an in kind distribution are advised to consult their tax advisers in this regard.
   Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.
   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

   Other Matters. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.
   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.
   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.
   In the opinion of special counsel for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.
   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

TRUST OPERATING EXPENSES
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   Compensation of Sponsor, Supervisor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, the Evaluator, which is an affiliate of the Sponsor, will receive the annual fee for evaluation services set forth under "Summary of Essential Financial Information" in Part One. The Supervisor will receive the annual fee described under "Summary of Essential Financial Information" in Part One for portfolio supervisory services for the Trust. These fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for supervisory and evaluation services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.
   Trustee's Fee. For its services the Trustee will receive the fee from the Trust set forth in the "Fee Table" (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.
   Miscellaneous Expenses. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust portfolio, (i) offering cost incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the expenses of updating its registration statement. Sponsors of unit investment trusts have historically paid these expenses.
   Expenses incurred in establishing each Trust created before July 1, 1998, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting espenses, payment of closing fees and any other out-of- pocket espenses, will be paid by the Trust and amortized over a five year period.

   General. The fees and expenses of the Trust will accrue on a daily basis and will be charged to the Trust on a monthly basis.

   The fees and expenses are generally paid out of the Capital Account. When these amounts are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Supervisor's, Evaluator's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and as special counsel for New York tax matters.
   Independent Certified Public Accountants. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. The Information Supplement may be obtained by contacting the Trustee at (800) 856-8487 or is available along with other related materials at the SEC's internet site (http://www.sec.gov).


TABLE OF CONTENTS
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        Title                                    Page
        -----                                    ----
   The Trust...................................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     3
   Public Offering.............................     3
   Rights of Unitholders.......................     5
   Trust Administration........................     6
   Taxation....................................     8
   Trust Operating Expenses....................    10
   Other Matters...............................    11
   Additional Information......................    11


                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   Van Kampen
                              Focus Portfolios(SM)
                       A Division of Van Kampen Funds Inc.

                               Select Growth Trust


                              Van Kampen Funds Inc.

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

                             2800 Post Oak Boulevard
                              Houston, Texas 77056

              Please retain this prospectus for future reference.





                        Van Kampen Focus Portfolios (SM)
                       A Division of Van Kampen Funds Inc.


                             Information Supplement
                               Select Growth Trust


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     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                Table of Contents

                                                                  Page
        Risk Factors                                              2
        Sponsor Information                                       2
        Trustee Information                                       3
        Trust Termination                                         3

RISK FACTORS
     Price Volatility. Because the Trust invests in common stocks, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in the Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.
     Dividends. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.
     Liquidity. Whether or not the stocks in the Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.
     Additional Units. The Sponsor may create additional Units of the Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.
     Voting. Only the Trustee may sell or vote the stocks in the Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in the Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.
     Year 2000. The Trust could be negatively impacted if computer systems used by the Sponsor, Evaluator, Supervisor or Trustee or other service providers to the Trusts do not properly process date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Sponsor, Evaluator, Supervisor and Trustee are taking steps to address this problem and to obtain reasonable assurances that other service providers to the Trust are taking comparable steps. We cannot guarantee that these steps will be sufficient to avoid any adverse impact on the Trust. This problem is expected to impact corporations to varying degrees based on factors such as industry sector and degree of technological sophistication. We cannot predict what impact, if any, this problem will have on the issuers of stocks in the Trust.

SPONSOR INFORMATION
   Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").
     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1998, the total stockholders' equity of Van Kampen Funds Inc. was $135,236,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of September 30, 1997, the Sponsor and its Van Kampen affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen Funds Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION
     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.
   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.
   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.
     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.
     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION
     The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.
     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities may begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning the minimum number of Units described in the Prospectus to request an in kind distribution of the Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts.
     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 85, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 2000.

                 Van Kampen American Capital Equity Opportunity Trust, Series 85
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By  Gina Costello
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 26, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III   Chairman and Chief Executive          )
                        Officer                               )

John H. Zimmerman III   President and Chief Operating         )
                        Officer                               )

William R. Rybak        Executive Vice President and          )
                        Chief Financial Officer               )

A. Thomas Smith III     Executive Vice President,             )
                        General Counsel and Secretary         )

Michael H. Santo        Executive Vice President              )


          Gina M. Costello______________
               (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.